Shareholder Report, Holdings (Details)	Oct. 31, 2024
Fidelity Advisor Focused Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Focused Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Focused Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Focused Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Focused Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Focused Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Focused Stock Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Focused Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Focused Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Focused Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Focused Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor Focused Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Focused Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Focused Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Value Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Value Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Value Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Value Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Value Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Value Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Value Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Value Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Value Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Value Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Value Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Fidelity Value Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Value Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund - Class K | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Fund - Class K | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Value Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Value Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Capital Appreciation Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Capital Appreciation Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Capital Appreciation Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Capital Appreciation Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Capital Appreciation Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Capital Appreciation Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital Appreciation Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital Appreciation Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Capital Appreciation Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Capital Appreciation Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Capital Appreciation Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Capital Appreciation Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Capital Appreciation Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Capital Appreciation Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Capital Appreciation Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Capital Appreciation Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Capital Appreciation Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Capital Appreciation Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Capital Appreciation Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Capital Appreciation Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital Appreciation Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Capital Appreciation Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Capital Appreciation Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Capital Appreciation Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital Appreciation Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Capital Appreciation Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Capital Appreciation Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Capital Appreciation Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Capital Appreciation Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital Appreciation Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Capital Appreciation Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Capital Appreciation Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Capital Appreciation Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Capital Appreciation Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Focused Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Focused Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Focused Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Focused Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Focused Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Focused Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Focused Stock Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Focused Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Focused Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Focused Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Focused Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor Focused Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Focused Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Focused Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Focused Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Focused Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Focused Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Focused Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Focused Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Focused Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Focused Stock Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Focused Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Focused Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Focused Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Focused Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor Focused Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Focused Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Focused Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Value Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Value Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Value Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Value Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Value Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Value Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Value Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Value Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Value Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Value Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Value Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Value Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Value Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Fidelity Value Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Value Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Value Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Value Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Value Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Value Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Value Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Focused Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Focused Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Focused Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Focused Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Focused Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Focused Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Focused Stock Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Focused Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Focused Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Focused Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Focused Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor Focused Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Focused Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Focused Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital Appreciation Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Capital Appreciation Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Capital Appreciation Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Capital Appreciation Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Capital Appreciation Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Capital Appreciation Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital Appreciation Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Capital Appreciation Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Capital Appreciation Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Capital Appreciation Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Capital Appreciation Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Capital Appreciation Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Fidelity Capital Appreciation Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity Capital Appreciation Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Capital Appreciation Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Capital Appreciation Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Capital Appreciation Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Capital Appreciation Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Capital Appreciation Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Capital Appreciation Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Capital Appreciation Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	89.20%
Fidelity Capital Appreciation Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Capital Appreciation Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Capital Appreciation Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital Appreciation Fund - Class K | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Capital Appreciation Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Capital Appreciation Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Capital Appreciation Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Capital Appreciation Fund - Class K | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Capital Appreciation Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Capital Appreciation Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.60%
Fidelity Capital Appreciation Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Capital Appreciation Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Capital Appreciation Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Disciplined Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Disciplined Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Disciplined Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Disciplined Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disciplined Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disciplined Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Disciplined Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disciplined Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disciplined Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disciplined Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disciplined Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Disciplined Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Disciplined Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Disciplined Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Disciplined Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Disciplined Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Disciplined Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Disciplined Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Disciplined Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Disciplined Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disciplined Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disciplined Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Disciplined Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Disciplined Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Focused Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Focused Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Focused Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Focused Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Focused Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Focused Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Focused Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Focused Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Focused Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Focused Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Focused Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Focused Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Focused Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Focused Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Focused Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Focused Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Focused Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Focused Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Focused Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Focused Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Focused Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Focused Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Focused Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Focused Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Focused Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Disciplined Equity Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Disciplined Equity Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Disciplined Equity Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Disciplined Equity Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Disciplined Equity Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Disciplined Equity Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Disciplined Equity Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Disciplined Equity Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disciplined Equity Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Disciplined Equity Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Disciplined Equity Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Disciplined Equity Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Disciplined Equity Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Disciplined Equity Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Disciplined Equity Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Disciplined Equity Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Disciplined Equity Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Disciplined Equity Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Disciplined Equity Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Disciplined Equity Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Disciplined Equity Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Disciplined Equity Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Fidelity Disciplined Equity Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Fidelity Disciplined Equity Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Focused Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Focused Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Focused Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Focused Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Focused Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Focused Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Focused Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Focused Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Focused Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Focused Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Advisor Focused Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Focused Stock Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Focused Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Focused Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Focused Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Focused Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Focused Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Focused Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Focused Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Focused Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Advisor Focused Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Focused Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Focused Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector Small Cap Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Stock Selector Small Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stock Selector Small Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Small Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector Small Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Stock Selector Small Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Stock Selector Small Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Stock Selector Small Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Stock Selector Small Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Stock Selector Small Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Stock Selector Small Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Stock Selector Small Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Stock Selector Small Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Stock Selector Small Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Stock Selector Small Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Stock Selector Small Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Stock Selector Small Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
Fidelity Stock Selector Small Cap Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Stock Selector Small Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Stock Selector Small Cap Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector Small Cap Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Stock Selector Small Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector Small Cap Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector Small Cap Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Stock Selector Small Cap Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector Small Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Stock Selector Small Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Stock Selector Small Cap Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%